Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2017
Disclosure of Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information

Note 17 – Supplementary Cash Flow Information

A summary of the non-cash transactions is as follows:

	For the year ended December 31,
	2017	2016
	$	$
Non-cash transactions
Exploration and evaluation assets expenditures in accounts payable at year end	626,913	359,910
Acquisition of property and equipment in accounts payable at year end	-	115,304
Share issuance costs in accounts payable at year end	-	772,910
Shares issued for acquisition of exploration and evaluation assets	24,970,694	-
Reclassification of cancelled stock options from reserves to deficit	227,836	44,397
Reclassification of expired stock options from reserves to deficit	183,406	463,218
Reclassification of stock options exercised from reserves to share capital	1,782,269	2,602,487
Shares issued for advance to associated company	-	1,678,522
Settlement of accounts payable with issuance of shares	-	600,000
Conversion of advance to equity investment	-	2,691,714
Adjustment in investment in associated company	-	218,874
Replacement options and warrants issued	576,506	-
Reclassification of investment in associated company to exploration and evaluation assets	5,376,528	-